Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents		$ 83,837	$ 1,118,929	$ 884,199
Receivables, other receivables and prepayments		816,847	558,707	774,345
Total current assets		900,684	1,677,636	1,658,544
Digital assets		1,483,451	257,753	1,194,157
Property, equipment and vehicles		8,530,215	9,435,908	9,465,567
TOTAL ASSETS		10,914,350	11,371,297	12,318,268
Current Liabilities
Payable, other payable and accruals		1,258,579	990,346	1,005,608
Short-term loan from unrelated third party		1,500,000
Total current Liabilities		2,758,579	990,346	1,005,608
Non-Current Liabilities
Long-term loan from unrelated third party		375,000
Total Liabilities		3,133,579	990,346	1,005,608
Stockholders’ Equity(1)
Preferred stock, no par value, authorized; unlimited shares, 333,333 shares issued and outstanding as of December 31, 2025, December 31 2024 and December 31, 2023	[1]	5,050	5,050	5,050
Common stock, no par value, authorized: unlimited shares. Issued and outstanding: 2,369,995 shares as of December 31, 2025, and December 31, 2024 and December 31, 2023	[1]	35,554	35,554	35,554
Additional paid-in capital	[1]	89,556,913	89,290,193	89,290,193
Accumulated deficit	[1]	(81,672,879)	(78,803,383)	(77,893,723)
Accumulated other comprehensive income	[1]	(143,867)	(146,463)	(124,414)
Total Shareholders’ Equity	[1]	7,780,771	10,380,951	11,312,660
Total Liabilities and Shareholders’ Equity	[1]	$ 10,914,350	$ 11,371,297	$ 12,318,268

[1]	All year results have been adjusted for the reverse stock split effective March 10, 2025.